Convertible notes payable	12 Months Ended
Dec. 31, 2023
Convertible notes payable
Convertible Notes Payable

19. Convertible notes payable

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Liability component on initial recognition	7,415	7,264
Issuance of convertible notes		7,269
Interest accrued	360	632
Notes converted to ADS	(517	(4,202)
Repayment and balance adjustments		(1,169)
Exchange difference	6	217
Total	7,264	10,011

On July 7, 2023, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to an institutional accredited investor Streeterville Capital, LLC. The Note has the original principal amount of US$325,000 and Investor gave consideration of US$300,000, reflecting original issue discount of US$15,000 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

On August 7, 2023, the Company entered into a Securities Purchase Agreement pursuant to which the Company issued an unsecured convertible promissory note to Streeterville Capital, LLC. The Note has the original principal amount of US$700,000 and Investor gave consideration of US$657,500, reflecting original issue discount of US$32,500 and Investor’s fee of US$10,000. The Note bears interest at a rate of 8% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company.

In 2023, shares of the Company’s common stock totaling 535,653,360 were issued by the Company to the Investor equaling principal amounted to US$0.6 million, and the Notes balance was RMB10.0 million ($1.4 million).